IFRS 7 Disclosure (Tables)	9 Months Ended
Jul. 31, 2024
Statement [Line Items]
Portfolio Market Risk Measures
The following table presents the end of quarter, average, high,

and low usage of TD’s VaR metric.
TABLE 29: PORTFOLIO MARKET RISK MEASURES
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31 April 30 July 31 July 31 July 31
2024 2024 2023 2024 2023
As at Average High Low Average Average Average Average
Interest rate risk $ 9.0 $ 16.9 $ 27.3 $ 9.0 $ 20.8 $ 25.6 $ 18.5 $ 26.1
Credit spread risk 32.6 30.2 36.5 25.7 26.5 34.5 28.7 31.9
Equity risk 7.9 9.0 12.0 7.1 7.5 8.9 7.9 10.3
Foreign exchange risk 3.5 3.4 7.8 1.5 3.1 2.0 3.0 3.7
Commodity risk 6.2 4.8 7.6 2.3 3.9 3.7 4.1 5.1
Idiosyncratic debt specific risk 17.2 21.5 27.1 16.5 18.9 31.9 20.5 35.6
Diversification effect 1 (47.5) (53.1) n/m 2 n/m (52.8) (64.6) (52.4) (64.5)
Total Value-at-Risk (one-day) 28.9 32.7 39.8 26.6 27.9 42.0 30.3 48.2
The aggregate VaR is less than the sum of the VaR

of the different risk types due to risk offsets resulting from portfolio diversification.
2

Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures
The following table shows the potential before-tax

impact of an immediate and sustained

100 bps increase or decrease in interest rates

on the EVE and NIIS
measures.
TABLE 30: STRUCTURAL INTEREST RATE SENSITIVITY MEASURES
(millions of Canadian dollars) As at
July 31, 2024 April 30, 2024 July 31, 2023
EVE NII EVE NII EVE NII
Sensitivity Sensitivity 1 Sensitivity Sensitivity 1 Sensitivity Sensitivity 1
Canada
U.S.

Total Canada U.S. Total Total Total Total Total
Before-tax impact of

100 bps increase in rates
$ (605) $ (1,880) $ (2,485) $ 439 $ 346 $ 785 $ (2,312) $ 875 $ (1,415) $ 984

100 bps decrease in rates
472 1,420 1,892 (475) (602) (1,077) 1,861 (1,053) 1,003 (1,155)
Represents the twelve-month net interest income (NII) exposure to an immediate and sustained shock in rates.

Summary of Liquid Assets by Type and Currency
Assets held by the Bank to meet liquidity

requirements are summarized in the following

tables. The tables do not include assets held

within the Bank’s
insurance businesses as these are used to

support insurance-specific liabilities and capital

requirements.
TABLE 31: SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY 1,2
(millions of Canadian dollars, except as noted)
As at

Securities

received as

collateral from

securities

financing and

Bank-owned

derivative

Total
% of

Encumbered

Unencumbered

liquid assets

transactions liquid assets total
liquid assets

liquid assets

July 31, 2024

Cash and central bank reserves $ 18,224 $ – $ 18,224 2% $ 687 $ 17,537
Canadian government obligations 23,252 81,177 104,429 12 44,903 59,526
National Housing Act Mortgage-Backed
Securities (NHA MBS) 42,100 – 42,100 6 1,541 40,559
Obligations of provincial governments, public sector entities and multilateral development banks 3 43,765 26,028 69,793 8 38,043 31,750
Corporate issuer obligations 4,081 5,846 9,927 1 5,163 4,764
Equities 13,314 2,298 15,612 2 10,171 5,441
Total Canadian dollar-denominated 144,736 115,349 260,085 31 100,508 159,577
Cash and central bank reserves 72,032 – 72,032 9 215 71,817
U.S. government obligations 62,301 63,369 125,670 15 67,304 58,366
U.S. federal agency obligations, including U.S.

federal agency mortgage-backed obligations 78,601 11,934 90,535 11 25,901 64,634
Obligations of other sovereigns, public sector entities
and multilateral development banks 3 66,212 35,906 102,118 12 40,510 61,608
Corporate issuer obligations 77,757 15,441 93,198 11 27,047 66,151
Equities 55,553 36,368 91,921 11 52,275 39,646
Total non-Canadian dollar-denominated 412,456 163,018 575,474 69 213,252 362,222
Total $ 557,192 $ 278,367 $ 835,559 100% $ 313,760 $ 521,799
October 31, 2023

Cash and central bank reserves $ 28,548 $ – $ 28,548 3% $ 506 $ 28,042
Canadian government obligations
15,214 94,000 109,214 13 67,457 41,757
NHA MBS
38,760 – 38,760 4 1,043 37,717
Obligations of provincial governments, public sector entities and multilateral development banks 3 40,697 22,703 63,400 8 31,078 32,322
Corporate issuer obligations
19,507 4,815 24,322 3 4,512 19,810
Equities
10,555 2,288 12,843 1 8,890 3,953
Total Canadian dollar-denominated 153,281 123,806 277,087 32 113,486 163,601
Cash and central bank reserves 66,094 – 66,094 8 180 65,914
U.S. government obligations
72,808 64,449 137,257 16 63,688 73,569
U.S. federal agency obligations, including U.S.

federal agency mortgage-backed obligations
80,047 15,838 95,885 11 29,487 66,398
Obligations of other sovereigns, public sector entities
and multilateral development banks 3 65,996 54,321 120,317 13 56,652 63,665
Corporate issuer obligations
84,853 9,656 94,509 11 15,228 79,281
Equities
38,501 38,388 76,889 9 47,653 29,236
Total non-Canadian dollar-denominated 408,299 182,652 590,951 68 212,888 378,063
Total $ 561,580 $ 306,458 $ 868,038 100% $ 326,374 $ 541,664
Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.
2

Positions stated include gross asset values pertaining to securities financing transactions.
3

Includes debt obligations issued or guaranteed by these entities.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
Unencumbered liquid assets held in The Toronto-Dominion Bank and multiple domestic and foreign subsidiaries (excluding insurance

subsidiaries) and branches
are summarized in the following table.
TABLE 32: SUMMARY OF UNENCUMBERED LIQUID ASSETS BY

BANK, SUBSIDIARIES, AND BRANCHES
(millions of Canadian dollars)
As at

July 31 October 31
2024 2023
The Toronto-Dominion Bank (Parent) $ 215,981 $ 205,408
Bank subsidiaries 287,412 291,915
Foreign branches 18,406 44,341
Total $ 521,799 $ 541,664

Summary of Deposit Funding
The
following table illustrates the Bank’s base of personal

and commercial, wealth, and Schwab sweep

deposits (collectively, “P&C deposits”) that make up
approximately 70% (October 31, 2023 – 70%) of the Bank’s total funding.
TABLE 40: SUMMARY OF DEPOSIT FUNDING
(millions of Canadian dollars)
As at

July 31 October 31
2024 2023
P&C deposits – Canadian $ 556,475 $ 529,078
P&C deposits – U.S.
1
427,053 446,355
Total $ 983,528 $ 975,433
P&C deposits in U.S. are presented on a Canadian equivalent basis and therefore period-over-period movements reflect both underlying growth and changes in the foreign exchange rate.

Summary of Remaining Contractual Maturity
The following table summarizes on-balance

sheet and off-balance sheet categories by remaining

contractual maturity. Off-balance sheet commitments include
contractual obligations to make future payments

on certain lease-related commitments, certain

purchase obligations, and other liabilities.

The values of credit
instruments reported in the following

table represent the maximum amount of additional

credit that the Bank could be obligated to extend

should such instruments
be fully drawn or utilized. Since a significant

portion of guarantees and commitments

are expected to expire without being

drawn upon, the total of the contractual
amounts is not representative of expected future

liquidity requirements. These contractual obligations

have an impact on the Bank’s short-term and

long-term
liquidity and capital resource needs.
The maturity analysis presented does not depict

the degree of the Bank’s maturity transformation or

the Bank’s exposure to interest rate and liquidity risk.

The
Bank’s objective is to fund its assets appropriately

to protect against borrowing cost volatility

and potential reductions to funding market

availability. The Bank
utilizes stable non-maturity deposits (chequing

and savings accounts) and term deposits

as the primary source of long-term funding

for the Bank’s non-trading
assets including personal and business

term loans and the stable balance of revolving

lines of credit. Additionally, the Bank issues long-term funding in respect of
such non-trading assets and raises short

term funding primarily to finance trading assets.

The liquidity of trading assets under stressed

market conditions is
considered when determining the appropriate

term of the funding.
TABLE 43: REMAINING CONTRACTUAL MATURITY
(millions of Canadian dollars) As at
July 31, 2024
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 7,245 $ – $ – $ – $ – $ – $ – $ – $ – $ 7,245
Interest-bearing deposits with banks 88,171 24 – – – 59 – – 3,897 92,151
Trading loans, securities, and other
1
2,504 6,209 4,420 4,576 6,168 13,143 25,282 26,407 84,466 173,175
Non-trading financial assets at fair
value through profit or loss – – 2 317 1,534 639 641 772 1,695 5,600
Derivatives 10,034 8,834 5,970 3,965 3,600 8,787 15,789 12,848 – 69,827
Financial assets designated at fair
value through profit or loss 127 526 317 356 574 1,099 1,437 1,335 – 5,771
Financial assets at fair value through
other comprehensive income 539 1,979 2,344 1,699 6,354 4,301 19,607 35,560 3,458 75,841
Debt securities at amortized cost,
net of allowances for credit losses 1,140 2,825 5,090 4,748 6,365 25,548 102,789 132,817 (2) 281,320
Securities purchased under
reverse repurchase agreements
2
135,752 39,186 23,089 7,248 4,015 2,017 480 – 1,131 212,918
Loans
Residential mortgages

5,325 9,294 14,407 12,930 21,775 73,780 133,363 58,388 – 329,262
Consumer instalment and other personal 989 1,689 2,417 3,891 6,276 28,111 86,679 34,941 59,330 224,323
Credit card – – – – – – – – 40,517 40,517
Business and government

55,128 13,433 17,762 10,829 16,124 43,989 105,146 63,416 26,207 352,034
Total loans 61,442 24,416 34,586 27,650 44,175 145,880 325,188 156,745 126,054 946,136
Allowance for loan losses – – – – – – – – (7,811) (7,811)
Loans, net of allowance for loan losses 61,442 24,416 34,586 27,650 44,175 145,880 325,188 156,745 118,243 938,325
Customers’ liability under acceptances

– 19 – – – – – – – 19
Investment in Schwab – – – – – – – – 10,031 10,031
Goodwill
3
– – – – – – – – 18,700 18,700
Other intangibles
3
– – – – – – – – 2,973 2,973
Land, buildings, equipment, and other depreciable

assets, and right-of-use assets
3
– 7 9 9 13 71 571 3,150 5,742 9,572
Deferred tax assets – – – – – – – – 4,719 4,719
Amounts receivable from brokers, dealers, and clients 32,307 – – – – – – – – 32,307
Other assets 5,483 2,080 873 4,502 322 223 280 150 12,774 26,687
Total assets $ 344,744 $ 86,105 $ 76,700 $ 55,070 $ 73,120 $ 201,767 $ 492,064 $ 369,784 $ 267,827 $ 1,967,181
Liabilities
Trading deposits $ 3,497 $ 4,396 $ 3,773 $ 2,202 $ 2,384 $ 4,978 $ 8,853 $ 1,938 $ – $ 32,021
Derivatives 8,848 7,906 6,201 3,768 2,571 7,497 10,445 12,877 – 60,113
Securitization liabilities at fair value 35 391 916 327 700 2,610 8,124 5,279 – 18,382
Financial liabilities designated at

fair value through profit or loss

42,648 51,982 38,794 31,951 27,121 3,437 2 – 143 196,078
Deposits
4,5
Personal 16,095 25,885 33,402 16,275 16,730 15,800 15,759 8 490,695 630,649
Banks 10,163 64 9,011 2,414 2,414 1 2 1 12,169 36,239
Business and government 20,322 22,132 16,705 7,069 18,693 36,243 75,946 21,004 335,548 553,662
Total deposits 46,580 48,081 59,118 25,758 37,837 52,044 91,707 21,013 838,412 1,220,550
Acceptances – 19 – – – – – – – 19
Obligations related to securities sold short 1 728 2,334 2,241 991 1,283 7,076 12,592 12,231 1,080 40,556
Obligations related to securities sold under repurchase

agreements
2
156,523 17,159 4,859 319 418 1,155 27 – 2,353 182,813
Securitization liabilities at amortized cost – 672 724 825 437 1,429 5,044 3,243 – 12,374
Amounts payable to brokers, dealers, and clients 25,063 – – – – – – – – 25,063
Insurance contract liabilities 371 456 477 376 351 1,013 1,650 704 945 6,343
Other liabilities 9,959 11,269 12,605 2,175 728 1,609 1,501 4,180 7,354 51,380
Subordinated notes and debentures

– – – – 196 – – 9,717 – 9,913
Equity – – – – – – – – 111,576 111,576
Total liabilities and equity $ 294,252 $ 144,665 $ 129,708 $ 68,692 $ 74,026 $ 82,848 $ 139,945 $ 71,182 $ 961,863 $ 1,967,181
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 25,581 $ 33,773 $ 24,765 $ 20,715 $ 24,302 $ 52,020 $ 170,501 $ 4,880 $ 1,915 $ 358,452
Other commitments
8
74 194 362 261 392 937 1,775 392 56 4,443
Unconsolidated structured entity commitments – 9 331 292 100 1,084 21 – – 1,837
Total off-balance sheet commitments $ 25,655 $ 33,976 $ 25,458 $ 21,268 $ 24,794 $ 54,041 $ 172,297 $ 5,272 $ 1,971 $ 364,732
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
68

billion of covered bonds with remaining contractual maturities of $
2

billion in ‘over 6 to 9 months’, $
10

billion in ‘over 9 months to 1 year’, $
13

billion in ‘over 1 to 2 years’,

$ 37

billion in ‘over 2 to 5 years’, and $
6

billion in ‘over 5 years’.
6

Includes $
585

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments
TABLE 43: REMAINING CONTRACTUAL MATURITY (continued)
(millions of Canadian dollars) As at
October 31, 2023
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,721 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,721
Interest-bearing deposits with banks
91,966 559 – – – – – – 5,823 98,348
Trading loans, securities, and other
1 4,328 6,329 5,170 3,008 4,569 13,226 27,298 25,677 62,485 152,090
Non-trading financial assets at fair value through
profit or loss
– – 354 1,538 199 1,664 828 1,351 1,406 7,340
Derivatives
10,145 10,437 5,246 4,244 3,255 11,724 25,910 16,421 – 87,382
Financial assets designated at fair value through
profit or loss
374 496 375 695 324 838 1,470 1,246 – 5,818
Financial assets at fair value through other comprehensive

income
745 2,190 1,200 5,085 2,223 9,117 15,946 29,845 3,514 69,865
Debt securities at amortized cost, net of allowance
for credit losses
1,221 4,020 4,073 16,218 3,480 22,339 116,165 140,502 (2) 308,016
Securities purchased under reverse repurchase

agreements
2 124,253 33,110 29,068 7,381 7,298 955 506 – 1,762 204,333
Loans
Residential mortgages

1,603 2,616 5,860 10,575 14,181 57,254 168,475 59,733 44 320,341
Consumer instalment and other personal
894 1,580 2,334 3,830 5,974 27,166 85,487 34,183 56,106 217,554
Credit card
– – – – – – – – 38,660 38,660
Business and government

37,656 10,058 13,850 14,886 16,964 42,460 96,952 67,190 26,512 326,528
Total loans 40,153 14,254 22,044 29,291 37,119 126,880 350,914 161,106 121,322 903,083
Allowance for loan losses – – – – – – – – (7,136) (7,136)
Loans, net of allowance for loan losses 40,153 14,254 22,044 29,291 37,119 126,880 350,914 161,106 114,186 895,947
Customers’ liability under acceptances

14,804 2,760 5 – – – – – – 17,569
Investment in Schwab
– – – – – – – – 8,907 8,907
Goodwill
3 – – – – – – – – 18,602 18,602
Other intangibles
3 – – – – – – – – 2,771 2,771
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 8 6 8 14 79 573 3,153 5,593 9,434
Deferred tax assets
4 – – – – – – – – 3,951 3,951
Amounts receivable from brokers, dealers, and clients
30,416 – – – – – – – – 30,416
Other assets
4 5,267 1,869 5,619 208 194 137 129 82 14,124 27,629
Total assets
4
$ 330,393 $ 76,032 $ 73,160 $ 67,676 $ 58,675 $ 186,959 $ 539,739 $ 379,383 $ 243,122 $ 1,955,139
Liabilities
Trading deposits $ 1,272 $ 1,684 $ 5,278 $ 4,029 $ 4,153 $ 6,510 $ 6,712 $ 1,342 $ – $ 30,980
Derivatives
9,068 9,236 4,560 3,875 2,559 8,345 16,589 17,408 – 71,640
Securitization liabilities at fair value
2 498 345 1,215 391 1,651 6,945 3,375 – 14,422
Financial liabilities designated at

fair value through profit or loss

48,197 30,477 37,961 42,792 32,473 112 – – 118 192,130
Deposits
5,6
Personal
6,044 19,095 22,387 14,164 19,525 17,268 20,328 51 507,734 626,596
Banks
19,608 68 29 – – – 4 1 11,515 31,225
Business and government
25,663 16,407 24,487 11,819 9,658 33,723 74,300 19,652 324,660 540,369
Total deposits 51,315 35,570 46,903 25,983 29,183 50,991 94,632 19,704 843,909 1,198,190
Acceptances 14,804 2,760 5 – – – – – – 17,569
Obligations related to securities sold short
1 135 1,566 1,336 1,603 1,309 5,471 19,991 11,971 1,279 44,661
Obligations related to securities sold under repurchase

agreements
2 146,559 10,059 6,607 457 1,142 150 46 – 1,834 166,854
Securitization liabilities at amortized cost
– 526 355 1,073 703 2,180 4,956 2,917 – 12,710
Amounts payable to brokers, dealers, and clients
30,872 – – – – – – – – 30,872
Insurance contract liabilities
4 243 305 327 258 253 694 1,131 501 2,134 5,846
Other liabilities
4 11,923 9,808 7,986 1,276 1,198 918 1,979 4,226 8,260 47,574
Subordinated notes and debentures

– – – – – 196 – 9,424 – 9,620
Equity
4
– – – – – – – – 112,071 112,071
Total liabilities and equity
4
$ 314,390 $ 102,489 $ 111,663 $ 82,561 $ 73,364 $ 77,218 $ 152,981 $ 70,868 $ 969,605 $ 1,955,139
Off-balance sheet commitments
Credit and liquidity commitments
7,8
$ 22,242 $ 24,178 $ 26,399 $ 21,450 $ 22,088 $ 47,826 $ 166,891 $ 5,265 $ 1,487 $ 337,826
Other commitments
9
109 279 214 197 204 889 1,364 424 73 3,753
Unconsolidated structured entity commitments – 836 3 239 95 729 – – – 1,902
Total off-balance sheet commitments $ 22,351 $ 25,293 $ 26,616 $ 21,886 $ 22,387 $ 49,444 $ 168,255 $ 5,689 $ 1,560 $ 343,481
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 2 of the Bank’s third quarter 2024 Interim Consolidated Financial Statements for further details.
5

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
6

Includes $
54

billion of covered bonds with remaining contractual maturities of $
6

billion in ‘over 3 months to 6 months’, $
1

billion in ‘over 6 months to 9 months’, $
12

billion in ‘over 1 to
2 years’, $ 31

billion in ‘over 2 to 5 years’, and $
4

billion in ‘over 5 years’.
7

Includes $
573

million in commitments to extend credit to private equity investments.
8

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
9

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.